OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment		$ 326	$ 385
Long term deposit (Restricted Cash)		10,000	10,000
Other		127	89
Total	[1]	$ 10,453	$ 10,474

[1]	Long-term Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were 385,000 and 330,000 as of June 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing costs.